Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Selling General And Administrative Expenses Abstract
Selling, General and Administrative Expenses
Note 22 – Selling, General and Administrative Expenses

	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Payroll and related expenses (1)	32,637	26,877	46,660
Depreciation and amortization	4,503	4,212	3,259
Professional fees	17,485	18,190	15,798
Business development expenses	12,174	15,607	15,186
Office maintenance	7,301	6,524	4,581
Other expenses	21,849	13,305	14,452
	95,949	84,715	99,936

(1) A portion of this relates to profit sharing for CPV Group employees

The fair value of the CPV Group’s Profit-Sharing Plan is recognized as an expense, against a corresponding increase in liability, over the period in which the unconditional right to payment is achieved. The liability is remeasured at each reporting date until the settlement date. Any change in the fair value of the liability is recognized in the consolidated statements of profit and loss. In 2024, the CPV Group recorded expenses in the amount of approximately NIS 17 million (approximately $5 million) (2023: NIS 89 million (approximately $24 million)).